Subordinated Loans - Schedule of Subordinated Loans by Group Companies (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 16,697	€ 16,588	€ 13,724
ING Groep N.V. [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	13,691	13,069
ING Group Companies [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 3,007	€ 3,519